UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2021 to September 30, 2021

Date of Report (Date of earliest event reported):  November 15, 2021
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)	Demand Rejected (2)(7)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BO1161		loanDepot.com, LLC	163 / $45,314,949 / 100%	1 / $290,000 / 0.64%	2 / $580,000 / 1.28%
GNMA-II Pool # BO1245		loanDepot.com, LLC	178 / $47,334,922 / 100%	1 / $137,902 / 0.291%	1 / $137,902 / 0.291%
GNMA-II Pool # BP4876		loanDepot.com, LLC	153 / $45,411,113 / 100%	1 / $350,000 / 0.771%	2 / $700,000 / 1.541%
GNMA-II Pool # BP5117		loanDepot.com, LLC	99 / $23,918,942 / 100%	1 / $154,660 / 0.647%	1 / $154,660 / 0.647%
GNMA-II Pool # BR6672		loanDepot.com, LLC	42 / $12381746 / 100%	1 / $245,019 / 1.979%	2 / $490,038 / 3.958%
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $488,400 / 6.913%
GNMA-II Pool # BV6439		loanDepot.com, LLC	35 / $12,396,243 / 100%	1 / $349,613 / 2.82%	2 / $699,226 / 5.641%
GNMA-II Pool # BV6513		loanDepot.com, LLC	138 / $41,405,881 / 100%	1 / $266,224 / 0.643%		1 / $266,224 / 0.643%	1 / $266,224 / 0.643%
GNMA-II Pool # BZ8014		loanDepot.com, LLC	180 / $43,278,193 / 100%	1 / $660,910 / 1.527%		1 / $660,910 / 1.527%
GNMA-II Pool # CC4508		loanDepot.com, LLC	163 / $49,909,141 / 100%	2 / $767,258 / 1.537%		2 / $767,258 / 1.537%
GNMA-II Pool # CE0674		loanDepot.com, LLC	1 / $183,503 / 100%		1 / $182,792 / 99.613%
GNMA-II Pool # BT8724		loanDepot.com, LLC	64 / $19,054,243 / 100%	1 / $290,289 / 1.523%					1 / $290,289 / 1.523%
GNMA-II Pool # BR6670		loanDepot.com, LLC	29 / $8,399,217 / 100%	1 / $343,660 / 4.092%	1 / $343,660 / 4.092%
GNMA-II Pool # BS4649		loanDepot.com, LLC	11 / $11,450,021 / 100%	1 / $176,027 / 1.537%	1 / $176,027 / 1.537%
GNMA-II Pool # BS4639		loanDepot.com, LLC	69 / $19,463,079 / 100%	1 / $105,820 / 0.544%	1 / $105,820 / 0.544%
GNMA-II Pool # BR6809		loanDepot.com, LLC	23 / $5,900,189 / 100%	1 / $378,026 / 6.407%	1 / $378,026 / 6.407%
GNMA-II Pool # BT8780		loanDepot.com, LLC	45 / $6,007,480 / 100%	1 / $172,800 / 2.876%	1 / $172,800 / 2.876%
GNMA-II Pool # BT8813		loanDepot.com, LLC	123 / $27,909,111 / 100%	1 / $125,000 / 0.448%	1 / $125,000 / 0.448%
GNMA-II Pool # BT8816		loanDepot.com, LLC	35 / $7,530,538 / 100%	1 / $260,200 / 3.455%	1 / $260,200 / 3.455%
GNMA-II Pool # BX4810		loanDepot.com, LLC	128 / $39,066,275 / 100%	1 / $440,300 / 1.127%	1 / $440,300 / 1.127%
GNMA-II Pool # BT8613		loanDepot.com, LLC	36 / $3,232,045 / 100%	1 / $93,279 / 2.886%	1 / $93,279 / 2.886%

GNMA-II Pool # BV6222	loanDepot.com, LLC	45 / $11,775,001 / 100%	1 / $372,135 / 3.16%	1 / $372,135 / 3.16%
GNMA-II Pool # BT8607	loanDepot.com, LLC	19 / $1,351,775 / 100%	1 / $75,605 / 5.593%	1 / $75,605 / 5.593%
GNMA-II Pool # BV6451	loanDepot.com, LLC	49 / $11,617,251 / 100%	2 / $349,059 / 3.005%	2 / $349,059 / 3.005%
GNMA-II Pool # BV6520	loanDepot.com, LLC	9 / $5,825,024 / 100%	1 / $538,074 / 9.237%	1 / $538,074 / 9.237%
GNMA-II Pool # BX4870	loanDepot.com, LLC	168 / $49,348,882 / 100%	1 / $221,807 / 0.449%	1 / $221,807 / 0.449%
GNMA-II Pool # BT8798	loanDepot.com, LLC	19 / $2,684,397 / 100%	1 / $81,496 / 3.036%	1 / $81,496 / 3.036%
GNMA-II Pool # BT8802	loanDepot.com, LLC	116 / $42,855,997 / 100%	1 / $403,608 / 0.942%	1 / $403,608 / 0.942%
GNMA-II Pool # BT8596	loanDepot.com, LLC	33 / $8,451,621 / 100%	1 / $226,800 / 2.684%		1 / $226,800 / 2.684%
GNMA-II Pool # BT8604	loanDepot.com, LLC	24 / $3,134,253 / 100%	1 / $137,464 / 4.386%	1 / $137,464 / 4.386%
GNMA-II Pool # BQ6895	loanDepot.com, LLC	22 / $6,054,159 / 100%	1 / $237179 / 3.918%	1 / $237179 / 3.918%
GNMA-II Pool # BQ6821	loanDepot.com, LLC	101 / $30,057,999 / 100%	1 / $700,968 / 2.332%	1 / $700,968 / 2.332%
GNMA-II Pool # BR6646	loanDepot.com, LLC	52 / $6,863,852 / 100%	1 / $122,735 / 1.788%	1 / $122,735 / 1.788%
GNMA-II Pool # BR6657	loanDepot.com, LLC	14 / $2,278,838 / 100%	1 / $171,515 / 7.526%	1 / $171,515 / 7.526%
GNMA-II Pool # BT8691	loanDepot.com, LLC	77 / $24,822,749 / 100%	1 / $374,000 / 1.507%	1 / $374,000 / 1.507%
GNMA-II Pool # BT8774	loanDepot.com, LLC	85 / $24,361,686 / 100%	1 / $298,716 / 1.226%	1 / $298,716 / 1.226%
GNMA-II Pool # BV6256	loanDepot.com, LLC	139 / $44,332,188 / 100%	1 / $316,442 / 0.714%	1 / $316,442 / 0.714%
GNMA-II Pool # BV6219	loanDepot.com, LLC	131 / $27,605,022 / 100%	1 / $115,862 / 0.42%	1 / $115,862 / 0.42%
GNMA-II Pool # BV6396	loanDepot.com, LLC	77 / $25,378,925 / 100%	1 / $270,330 / 1.065%	1 / $270,330 / 1.065%
GNMA-II Pool # BV6398	loanDepot.com, LLC	46 / $13,053,430 / 100%	1 / $228,982 / 1.754%	1 / $228,982 / 1.754%
GNMA-II Pool # BV6470	loanDepot.com, LLC	26 / $5,861,477 / 100%	1 / $187,540 / 3.2%	1 / $187,540 / 3.2%
GNMA-II Pool # BQ6839	loanDepot.com, LLC	37 / $13,506,615 / 100%	1 / $116,890 / 0.865%	1 / $116,890 / 0.865%
GNMA-II Pool # BV6341	loanDepot.com, LLC	74 / $20,972,423 / 100%	1 / $325,588 / 1.552%	1 / $325,588 / 1.552%
GNMA-II Pool # BV6365	loanDepot.com, LLC	28 / $4,608,988 / 100%	1 / $171,830 / 3.728%	1 / $171,830 / 3.728%
GNMA-II Pool # BV6395	loanDepot.com, LLC	37 / $13,919,839 / 100%	1 / $407,508 / 2.928%	1 / $407,508 / 2.928%
GNMA-II Pool # BV6261	loanDepot.com, LLC	51 / $14,478,210 / 100%	1 / $208,536 / 1.44%	1 / $208,536 / 1.44%
GNMA-II Pool # BX4896	loanDepot.com, LLC	26 / $7,162,796 / 100%	1 / $325,000 / 4.537%	1 / $325,000 / 4.537%
GNMA-II Pool # BZ7976	loanDepot.com, LLC	138 / $48,973,895 / 100%	2 / $570,750 / 1.165%	2 / $570,750 / 1.165%	1 / $299,400 / 0.611%
GNMA-II Pool # BZ7961	loanDepot.com, LLC	134 / $46,586,661 / 100%	2 / $715,153 / 1.535%	2 / $715,153 / 1.535%	1 / $347,478 / 0.746%
GNMA-II Pool # CC4545	loanDepot.com, LLC	69 / $18,157,946 / 100%	1 / $350,000 / 1.928%	1 / $350,000 / 1.928%
GNMA-II Pool # BZ7972	loanDepot.com, LLC	22 / $6,085,085 / 100%	1 / $251,000 / 4.125%		1 / $251,000 / 4.125%
GNMA-II Pool # BZ8082	loanDepot.com, LLC	124 / $49,373,880 / 100%	1 / $270,003 / 0.547%		1 / $270,003 / 0.547%
GNMA-II Pool # BZ8009	loanDepot.com, LLC	122 / $44,706,782 / 100%	1 / $308,886 / 0.691%		1 / $308,886 / 0.691%
GNMA-II Pool # BZ8057	loanDepot.com, LLC	112 / $35,724,643 / 100%	1 / $551,745 / 1.544%		1 / $551,745 / 1.544%

GNMA-II Pool # BZ8032	loanDepot.com, LLC	156 / $49,019,989 / 100%	1 / $239,793 / 0.489%	1 / $239,793 / 0.489%
GNMA-II Pool # BZ8012	loanDepot.com, LLC	107 / $49,015,670 / 100%	1 / $282,100 / 0.576%	1 / $282,100 / 0.576%
GNMA-II Pool # BZ7869	loanDepot.com, LLC	83 / $25,763,238 / 100%	1 / $275,169 / 1.068%	1 / $275,169 / 1.068%
GNMA-II Pool # BZ7963	loanDepot.com, LLC	64 / $45,312,730 / 100%	2 / $130,4194 / 2.878%	2 / $130,4194 / 2.878%
GNMA-II Pool # BZ7955	loanDepot.com, LLC	118 / $37,194,717 / 100%	1 / $387,464 / 1.042%	1 / $387,464 / 1.042%
GNMA-II Pool # BZ8084	loanDepot.com, LLC	144 / $48,468,879 / 100%	1 / $306,927 / 0.633%	1 / $306,927 / 0.633%
GNMA-II Pool # BZ7862	loanDepot.com, LLC	131 / $47,509,020 / 100%	1 / $255,325 / 0.537%	1 / $255,325 / 0.537%
GNMA-II Pool # CE0583	loanDepot.com, LLC	150 / $45,043,994 / 100%	3 / $721,054 / 1.601%	3 / $721,054 / 1.601%
GNMA-II Pool # CE0602	loanDepot.com, LLC	111 / $36,595,019 / 100%	2 / $616,218 / 1.684%	2 / $616,218 / 1.684%
GNMA-II Pool # CE0683	loanDepot.com, LLC	77 / $24,144,550 / 100%	1 / $158,900 / 0.658%	1 / $158,900 / 0.658%
GNMA-II Pool # CE0665	loanDepot.com, LLC	130 / $40,537,172 / 100%	1 / $450,870 / 1.112%	1 / $450,870 / 1.112%
GNMA-II Pool # CC4577	loanDepot.com, LLC	23 / $9,163,011 / 100%	2 / $626,612 / 6.838%	2 / $626,612 / 6.838%
GNMA-II Pool # BZ7874	loanDepot.com, LLC	114 / $39,556,891 / 100%	1 / $440,125 / 1.113%	1 / $440,125 / 1.113%
GNMA-II Pool # BZ7977	loanDepot.com, LLC	143 / $49,383,592 / 100%	1 / $343,700 / 0.696%	1 / $343,700 / 0.696%
GNMA-II Pool # BZ7984	loanDepot.com, LLC	93 / $16,304,396 / 100%	1 / $169,676 / 1.041%	1 / $169,676 / 1.041%
GNMA-II Pool # BZ8027	loanDepot.com, LLC	79 / $30,285,875 / 100%	1 / $526,700 / 1.739%	1 / $526,700 / 1.739%
GNMA-II Pool # BZ8111	loanDepot.com, LLC	107 / $36,909,702 / 100%	2 / $613,955 / 1.663%	2 / $613,955 / 1.663%
GNMA-II Pool # BZ8117	loanDepot.com, LLC	41 / $31,217,918 / 100%	1 / $663,275 / 2.125%	1 / $663,275 / 2.125%
GNMA-II Pool # BZ8113	loanDepot.com, LLC	149 / $47,224,875 / 100%	1 / $391,900 / 0.83%	1 / $391,900 / 0.83%
GNMA-II Pool # BZ8112	loanDepot.com, LLC	160 / $49,481,300 / 100%	2 / $794,407 / 1.605%	2 / $794,407 / 1.605%
GNMA-II Pool # CC4481	loanDepot.com, LLC	161 / $49,409,396 / 100%	2 / $121,7925 / 2.465%	2 / $121,7925 / 2.465%
GNMA-II Pool # BZ8118	loanDepot.com, LLC	28 / $23,749,850 / 100%	1 / $621,600 / 2.617%	1 / $621,600 / 2.617%
GNMA-II Pool # CC4630	loanDepot.com, LLC	81 / $24,853,377 / 100%	2 / $516,458 / 2.078%	2 / $516,458 / 2.078%
GNMA-II Pool # CC4608	loanDepot.com, LLC	26 / $18,022,603 / 100%	2 / $148,4010 / 8.234%	2 / $148,4010 / 8.234%
GNMA-II Pool # CE0657	loanDepot.com, LLC	50 / $14,457,275 / 100%	1 / $181,500 / 1.255%	1 / $181,500 / 1.255%
GNMA-II Pool # BZ8016	loanDepot.com, LLC	62 / $49,765,287 / 100%	1 / $797,970 / 1.603%	1 / $797,970 / 1.603%
GNMA-II Pool # BZ8101	loanDepot.com, LLC	31 / $24,997,467 / 100%	1 / $200,0000 / 8.001%	1 / $200,0000 / 8.001%
GNMA-II Pool # BZ8083	loanDepot.com, LLC	115 / $47,294,388 / 100%	1 / $398,730 / 0.843%	1 / $398,730 / 0.843%
GNMA-II Pool # BZ8107	loanDepot.com, LLC	130 / $48,416,686 / 100%	1 / $397,980 / 0.822%	1 / $397,980 / 0.822%
GNMA-II Pool # CC4595	loanDepot.com, LLC	41 / $33,796,012 / 100%	1 / $1,119,255 / 3.312%	1 / $1,119,255 / 3.312%

GNMA-II Pool # CC4417	loanDepot.com, LLC	48 / $13,746,769 / 100%	1 / $257,907 / 1.876%		1 / $257,907 / 1.876%
GNMA-II Pool # BZ8099	loanDepot.com, LLC	139 / $44,605,114 / 100%	1 / $280,194 / 0.628%		1 / $280,194 / 0.628%
GNMA-II Pool # BZ8087	loanDepot.com, LLC	47 / $42,235,852 / 100%	1 / $741,455 / 1.756%		1 / $741,455 / 1.756%
GNMA-II Pool # CC4456	loanDepot.com, LLC	117 / $49,880,731 / 100%	1 / $616,500 / 1.236%		1 / $616,500 / 1.236%
GNMA-II Pool # CC4536	loanDepot.com, LLC	135 / $49,436,685 / 100%	1 / $298,404 / 0.604%		1 / $298,404 / 0.604%
GNMA-II Pool # CC4542	loanDepot.com, LLC	82 / $24,588,632 / 100%	1 / $275,000 / 1.118%		1 / $275,000 / 1.118%
GNMA-II Pool # CC4603	loanDepot.com, LLC	124 / $45,550,462 / 100%	1 / $206,400 / 0.453%		1 / $206,400 / 0.453%
GNMA-II Pool # CC4590	loanDepot.com, LLC	154 / $46,539,816 / 100%	1 / $324,000 / 0.696%		1 / $324,000 / 0.696%
GNMA-II Pool # CC4582	loanDepot.com, LLC	132 / $47,339,180 / 100%	1 / $390,844 / 0.826%		1 / $390,844 / 0.826%
GNMA-II Pool # CE0614	loanDepot.com, LLC	33 / $11,223,234 / 100%	1 / $177,660 / 1.583%		1 / $177,660 / 1.583%
GNMA-II Pool # CE0616	loanDepot.com, LLC	132 / $45,755,169 / 100%	1 / $341,500 / 0.746%		1 / $341,500 / 0.746%
GNMA-II Pool # CE0575	loanDepot.com, LLC	82 / $28,117,561 / 100%	1 / $312,434 / 1.111%		1 / $312,434 / 1.111%
GNMA-II Pool # CE0591	loanDepot.com, LLC	129 / $43,323,524 / 100%	1 / $217,867 / 0.503%		1 / $217,867 / 0.503%
GNMA-II Pool # CE0636	loanDepot.com, LLC	20 / $6,017,988 / 100%	1 / $182,140 / 3.027%		1 / $182,140 / 3.027%
GNMA-II Pool # CC4566	loanDepot.com, LLC	7 / $2,481,814 / 100%	1 / $658,896 / 26.549%		1 / $658,896 / 26.549%
GNMA-II Pool # CE0622	loanDepot.com, LLC	93 / $25,734,706 / 100%	1 / $247,300 / 0.961%		1 / $247,300 / 0.961%
GNMA-II Pool # CE0654	loanDepot.com, LLC	152 / $45,570,934 / 100%	1 / $225,009 / 0.494%		1 / $225,009 / 0.494%
GNMA-II Pool # CC4578	loanDepot.com, LLC	72 / $23,534,583 / 100%	1 / $495,208 / 2.104%		1 / $495,208 / 2.104%
GNMA-II Pool # CE0644	loanDepot.com, LLC	88 / $34,753,001 / 100%	1 / $519,183 / 1.494%		1 / $519,183 / 1.494%
GNMA-II Pool # CE0664	loanDepot.com, LLC	149 / $47,916,289 / 100%	1 / $226,677 / 0.473%		1 / $226,677 / 0.473%
GNMA-II Pool # CE0647	loanDepot.com, LLC	133 / $46,619,009 / 100%	1 / $423,000 / 0.907%		1 / $423,000 / 0.907%
GNMA-II Pool # CE0666	loanDepot.com, LLC	60 / $21,923,664 / 100%	1 / $426,806 / 1.947%		1 / $426,806 / 1.947%
GNMA-II Pool # CE0650	loanDepot.com, LLC	20 / $13,198,286 / 100%	1 / $975,200 / 7.389%		1 / $975,200 / 7.389%
GNMA-II Pool # CE0682	loanDepot.com, LLC	23 / $9,488,918 / 100%	1 / $154,105 / 1.624%		1 / $154,105 / 1.624%
GNMA-II Pool # CE0662	loanDepot.com, LLC	55 / $21,191,915 / 100%	1 / $375,289 / 1.771%		1 / $375,289 / 1.771%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	9,094 / $3,032,252,647 / 100%	121 / $43,262,963 / 1.427%	49 / $12,787,624 / 0.422%	76 / $31,602,474 / 1.042%	2 / $754,624 / 0.025%	/ $ / 0%	1 / $290,289 / 0.01%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Forty-one (41) of the 121 assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party, and eighty (80) of the assets identified in columns (g) through (i) were identified by GNMA for repurchase during the reporting period.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. Forty-four (44) of the assets identified in columns (j) through (l) were identified by the Originator or GNMA for repurchase during the reporting period, and five (5) of the assets identified in columuns (j) through (l) were identified by the Originator or GNMA for repurchase or were in dispute by the Originator during the reporting periods ended March 31, 2021 or June 30, 2021.

5)	Each of the assets identified in columns (m) through (o) was identified by the Originator or GNMA for repurchase during the reporting period.

6)
Each of the assets identified in columns (p) through (r) were identified by the Originator or GNMA for repurchase during the reporting periods ended June 30, 2020 or September 30, 2020.  The Originator has not received a response from GNMA regarding its position.

7)	The asset identified identified in columns (v) through (x) was identified by the Originator for repurchase during the reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 15, 2021	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer